REVENUE (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues included within deferred license revenue		€ 1,500	€ 800
Revenues	€ 185,694	169,022	135,130
Revenue benchmark | Customer Concentration Risk
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	€ 141,500	€ 130,800	€ 100,300
Percentage of entity's revenue	76.00%	77.00%	74.00%